Lincoln Corporate Commitment® VUL
Updating Summary Prospectus for Existing Policy Owners
May 1, 2022
Lincoln Life & Annuity Company of New York

LLANY Separate Account S for Flexible Premium Variable Life Insurance

This updating summary prospectus for the Policy contains more information about the Policy, including its features, benefits, and risks. You can find the current prospectus and other information about the Policy online at www.lfg.com/VULprospectus. You can also obtain this information at no cost by calling 1-877-533-0117 or by sending an email request to CustServSupportTeam@lfg.com.
Additional information about certain investment products, including variable life insurance policies, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
You should also review the prospectuses for the funds and keep all prospectuses for future reference. All prospectuses and other shareholder reports will be made available on www.lfg.com/VULprospectus. If you wish to receive future shareholder reports in paper, free of charge, please call us at 1-877-533-0117, send an email request to CustServSupportTeam@lfg.com, or contact your registered representative. Your election to receive reports in paper will apply to all funds available under your Policy.

Updated InforMation about your Policy
The information in this Updating Summary Prospectus is a summary of certain Policy features that have changed since the prospectus dated May 1, 2021. This may not reflect all of the changes that have occurred since you entered into your Policy.
Summary of Recent Policy Changes:
Fund Name Changes:
Former Fund Name	New Fund Name
AB VPS Global Thematic Growth Portfolio	AB VPS Sustainable Global Thematic Portfolio
Goldman Sachs VIT Global Trends Allocation	Goldman Sachs VIT Trend Driven Allocation Fund
Ivy VIP Asset Strategy Portfolio	Delaware Ivy VIP Asset Strategy Portfolio
Wells Fargo VT Discovery Fund	Allspring VT Discovery Fund
Fund Additions:
•	LVIP BlackRock Global Allocation Fund This fund will be available on or about June 3, 2022. Consult your registered representative.
Fund Mergers:
•	LVIP Franklin Templeton Multi-Asset Opportunities Fund will merge into the LVIP BlackRock Global Allocation Fund on or about June 17, 2022.
•	LVIP T. Rowe Price 2010 Fund will merge into the LVIP JPMorgan Retirement Income Fund on or about June 10, 2022.
Fund Substitution:
•	BlackRock Global Allocation V.I. Fund will be substituted with the LVIP BlackRock Global Allocation Fund on or about June 3, 2022.
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Important Information You Should Consider About the Policy
An investment in the contract is subject to fees, risks, and other important considerations, some of which are briefly summarized in the following table. You should review the prospectus for additional information about these topics.
	FEES AND EXPENSES			Location in Prospectus
Charges for Early Withdrawals	There are no Surrender Charges associated with this Policy.			• Policy Charges and Fees
Transaction Charges	You may be charged for other transactions, such as when you make a Premium Payment, transfer Policy Value between Sub-Accounts or exercise certain benefits.			• Policy Charges and Fees
Ongoing Fees and Expenses (annual charges)	• In addition to transaction charges, there are certain ongoing fees and expenses that are charged annually, monthly or daily.
• These fees include the Cost of Insurance Charge under the Policy, optional benefit charges, administrative fees, mortality and expense risk charges and Policy Loan interest.
• Certain fees are set based on characteristics of the Insured (e.g., age, gender, and rating classification). You should review your Policy Specifications page for rates applicable to you.
	• Owners will also bear expenses associated with the Underlying Funds under the Policy, as shown in the following table:			• Policy Charges and Fees
	Annual Fee	Minimum	Maximum
	Underlying Fund Fees and Expenses*	0.23%	3.27%
*As a percentage of Underlying Fund assets.
	RISKS			Location in Prospectus
Risk of Loss	You can lose money by investing in the Policy, including loss of principal.			• Principal Risks of Investing in the Policy
Not a Short-Term Investment	• This Policy is not a short-term investment vehicle and is not appropriate for an investor who needs ready access to cash.
• Charges may reduce the value of your Policy and death benefit.
	• Tax deferral is more beneficial to investors with a long-time horizon.			• Principal Risks of Investing in the Policy • Policy Charges and Fees
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	RISKS	Location in Prospectus
Risks Associated with Investment Options	• An investment in the Policy is subject to the risk of poor investment performance of the Underlying Funds.
	• Each Underlying Fund (including a Fixed Account investment option) has its own unique risks. You should review each Underlying Fund’s prospectus before making an investment decision.	• Principal Risks of Investing in the Policy
Insurance Company Risks	• Any obligations, guarantees, and benefits of the contract are subject to the claims-paying ability of Lincoln Life. If Lincoln Life experiences financial distress, it may not be able to meet its obligations to you. More information about Lincoln Life, including its financial strength ratings, is available upon request from Lincoln Life or by visiting https://www.lfg.com/public/aboutus/investorrelations/financialinformation.
	• You may obtain our audited statutory financial statements, any unaudited statutory financial statements that may be available as well as ratings information by visiting our website at www.lfg.com/VULprospectus.	• Principal Risks of Investing in the Policy • Lincoln Life, the Separate Account and the General Account
Policy Lapse	• Sufficient Premiums must be paid to keep your Policy in force. There is a risk of lapse if Premiums are too low in relation to the insurance amount and if investment results of the Sub-Accounts you have chosen are adverse or are less favorable than anticipated.
	• Outstanding Policy Loans (plus interest) and Partial Surrenders will increase the risk of lapse. The death benefit will not be paid if the Policy Lapsed.	• Principal Risks of Investing in the Policy • Lapse and Reinstatement
	RESTRICTIONS	Location in Prospectus
Investments	• We reserve the right to charge for each transfer between Sub-Accounts in excess of 24 transfers per year.
	• We reserve the right to close, add, substitute or remove Sub-Accounts as investment options under the Policy. An Underlying Fund may also be merged into another Underlying Fund.	• Transfer Fee • Sub-Account Availability and Substitution of Funds
Optional Benefits	• Riders may alter the benefits or charges in your Policy. Rider availability and benefits may vary by selling broker-dealer and their election may have tax consequences. Riders may have restrictions or limitations, and we may modify or terminate a rider, as allowed. If you elect a particular rider, it may restrict or enhance the terms of your policy, or restrict the availability or terms of other riders or Policy features.	• Riders
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	TAXES	Location in Prospectus
Tax Implications	• You should always consult with a tax professional to determine the tax implications of an investment in and payments received under the Policy.
• There is no additional tax benefit to you if the Policy is purchased through a tax-qualified plan.
	• Withdrawals may be subject to ordinary income tax, and may be subject to tax penalties.	• Tax Issues
	CONFLICTS OF INTEREST	Location in Prospectus
Investment Professional Compensation	• Investment professionals typically receive compensation for selling the Policy to investors.
• Registered representatives may have a financial incentive to offer or recommend the Policy over another investment for which the investment professional is not compensated (or compensated less).
	• Registered representatives may be eligible for certain cash and non-cash benefits. Cash compensation includes bonuses and allowances based on factors such as sales, productivity and persistency. Non-cash compensation includes various recognition items such as prizes and awards as well as attendance at, and payment of the costs associated with attendance at, conferences, seminars and recognition trips, and also includes contributions to certain individual plans such as pension and medical plans.	• Distribution of the Policies and Compensation
Exchanges	Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange your Policy if you determine, after comparing the features, fees, and risks of both policies, that it is preferable for you to purchase the new policy rather than continue to own the existing policy.	Change of Plan (located in the SAI)
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Appendix A: Funds Available Under the policy
The following is a list of Underlying Funds currently available under the Policy. More information about the Underlying Funds is available in the Fund’s prospectus, which may be amended from time to time and found online at www.lfg.com/VULprospectus. You can also request this information at no cost by calling 1-877-533-0117 or by sending an email request to CustServSupportTeam@lfg.com.
The current expenses and performance information below reflects fees and expenses of the fund, but does not reflect the other fees and expenses that your Policy may charge. Expenses would be higher and performance would be lower if these charges were included. Each fund’s past performance is not necessarily an indication of future performance.
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Long-term growth of capital.	AB VPS Growth and Income Portfolio - Class A This fund is available only to existing Cases as of May 2, 2011. Consult your registered representative.	0.59%	28.16%	12.86%	13.67%
Long-term growth of capital.	AB VPS International Value Portfolio - Class A This fund is available only to existing Cases as of May 1, 2012. Consult your registered representative.	0.90%	11.08%	5.24%	5.70%
Long-term growth of capital.	AB VPS Small/Mid Cap Value Portfolio - Class A	0.80%	35.95%	10.16%	13.13%
Long-term growth of capital.	AB VPS Sustainable Global Thematic Portfolio - Class A (formerly AB VPS Global Thematic Growth Portfolio)	0.88%[2]	22.87%	22.41%	15.24%
Long-term capital appreciation.	Allspring VT Discovery Fund - Class 2	1.13%	-5.04%	20.84%	16.60%
Long-term total return using a strategy that seeks to protect against U.S. inflation.	American Century VP Inflation Protection Fund - Class II	0.71%	6.27%	5.02%	2.82%
Long-term capital growth, income is secondary objective.	American Century VP Mid Cap Value - Class I	0.75%[2]	23.20%	9.41%	12.84%
Seeks to provide a level of current income that exceeds the average yield on U.S. stocks generally and to provide a growing stream of income over the years.	American Funds Capital Income Builder® - Class 2	0.52%[2]	14.94%	8.26%	N/A
Long-term growth of capital.	American Funds Global Growth Fund - Class 2	0.67%[2]	16.42%	19.70%	15.66%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Long-term capital growth.	American Funds Global Small Capitalization Fund - Class 2	0.90%[2]	6.74%	15.45%	12.51%
Growth of capital.	American Funds Growth Fund - Class 2	0.60%	21.99%	25.43%	19.71%
Long-term growth of capital and income.	American Funds Growth-Income Fund - Class 2	0.54%	24.10%	16.39%	15.42%
To provide investors with a high level of current income; capital appreciation is the secondary objective.	American Funds High-Income Trust - Class 2	0.55%[2]	8.42%	6.58%	6.23%
Long-term growth of capital.	American Funds International Fund - Class 2	0.79%	-1.50%	9.63%	8.13%
To provide as high a level of current income as is consistent with the preservation of capital.	American Funds The Bond Fund of America - Class 2	0.45%[2]	-0.31%	4.25%	3.27%
To provide a high level of current income consistent with preservation of capital.	American Funds U.S. Government Securities Fund - Class 2	0.47%[2]	-0.62%	3.30%	2.29%
Long-term total return and current income.	BlackRock Equity Dividend V.I. Fund - Class I	0.66%[2]	20.54%	11.63%	11.84%
High total investment return.	BlackRock Global Allocation V.I. Fund - Class I This fund will be substituted with the LVIP BlackRock Global Allocation Fund on or about June 3, 2022. Consult your registered representative.	0.75%[2]	6.67%	9.95%	7.94%
To maximize total return, consistent with income generation and prudent investment management.	BlackRock High Yield V.I. Fund - Class I	0.57%[2]	5.34%	6.36%	6.78%
Capital Appreciation.	ClearBridge Variable Aggressive Growth Portfolio - Class I advised by Legg Mason Partners Fund Advisor, LLC	0.80%	10.30%	11.65%	13.81%
Long-term growth of capital.	ClearBridge Variable Mid Cap Portfolio - Class I advised by Legg Mason Partners Fund Advisor, LLC	0.82%	28.71%	14.26%	14.33%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Long-term growth of capital.	ClearBridge Variable Small Cap Growth Portfolio - Class I advised by Legg Mason Partners Fund Advisor, LLC	0.80%	12.61%	21.34%	17.14%
Total return.	Delaware Ivy VIP Asset Strategy Portfolio - Class II3	0.87%[2]	10.44%	11.36%	8.01%
Long-term capital appreciation.	Delaware VIP® Emerging Markets Series - Standard Class[3]	1.18%[2]	-2.84%	12.02%	7.13%
Capital Appreciation.	Delaware VIP® Small Cap Value Series - Standard Class[3]	0.75%	34.42%	9.54%	12.08%
Capital Appreciation. A fund of funds.	DWS Alternative Asset Allocation VIP Portfolio - Class A	0.88%	12.74%	5.93%	4.20%
To provide a high level of current income.	Eaton Vance VT Floating-Rate Income Fund - Initial Class	1.18%	3.63%	3.19%	3.53%
Long-term capital appreciation.	Fidelity® VIP Contrafund® Portfolio - Service Class	0.70%	27.71%	20.05%	16.52%
High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.	Fidelity® VIP Freedom 2020 PortfolioSM - Service Class	0.60%	9.47%	10.58%	9.15%
High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.	Fidelity® VIP Freedom 2025 PortfolioSM - Service Class	0.63%	10.71%	11.42%	10.14%
High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.	Fidelity® VIP Freedom 2030 PortfolioSM - Service Class	0.67%	12.24%	12.65%	10.98%
High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.	Fidelity® VIP Freedom 2035 PortfolioSM - Service Class	0.72%	15.32%	14.15%	12.14%
High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.	Fidelity® VIP Freedom 2040 PortfolioSM - Service Class	0.75%	17.68%	14.88%	12.56%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.	Fidelity® VIP Freedom 2045 PortfolioSM - Service Class	0.75%	17.69%	14.88%	12.66%
High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.	Fidelity® VIP Freedom 2050 PortfolioSM - Service Class	0.75%	17.73%	14.88%	12.73%
High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.	Fidelity® VIP Freedom 2055 PortfolioSM - Service Class	0.75%	17.72%	N/A	N/A
High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. A fund of funds.	Fidelity® VIP Freedom 2060 PortfolioSM - Service Class	0.75%	17.62%	N/A	N/A
High total return with a secondary objective of principal preservation. A fund of funds.	Fidelity® VIP Freedom Income PortfolioSM - Service Class	0.45%	3.17%	6.23%	5.03%
To achieve capital appreciation.	Fidelity® VIP Growth Portfolio - Service Class	0.71%	23.08%	26.16%	19.58%
As high a level of current income as is consistent with the preservation of capital.	Fidelity® VIP Investment Grade Bond Portfolio - Service Class	0.49%	-0.79%	4.23%	3.44%
Long-term growth of capital.	Fidelity® VIP Mid Cap Portfolio - Service Class	0.71%	25.51%	13.49%	13.17%
Long-term growth of capital.	Fidelity® VIP Overseas Portfolio - Service Class	0.87%	19.57%	14.32%	10.71%
Above average income and long-term capital growth, consistent with reasonable investment risk.	Fidelity® VIP Real Estate Portfolio - Service Class	0.74%	38.80%	9.23%	10.30%
To maximize income while maintaining prospects for capital appreciation.	Franklin Income VIP Fund - Class 1	0.47%	17.01%	7.72%	7.65%
Capital appreciation; income is a secondary consideration.	Franklin Mutual Shares VIP Fund - Class 1	0.73%	19.52%	6.72%	9.28%
Long-term capital appreciation; preservation of capital is also an important consideration.	Franklin Rising Dividends VIP Fund - Class 1	0.63%	27.10%	17.10%	14.68%
Long-term total return.	Franklin Small Cap Value VIP Fund - Class 2	0.91%	25.37%	9.94%	12.13%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Long-term capital growth.	Franklin Small-Mid Cap Growth VIP Fund - Class 1	0.83%	10.25%	21.15%	15.99%
Income.	Franklin U.S. Government Securities VIP Fund - Class 1	0.53%	-1.62%	2.01%	1.53%
Long-term capital appreciation.	Goldman Sachs VIT Mid Cap Value Fund - Service Shares	1.09%[2]	30.57%	12.90%	12.81%
Total return while seeking to provide volatility management.	Goldman Sachs VIT Trend Driven Allocation Fund - Service Shares	0.94%[2]	16.17%	7.94%	N/A
To seek capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.	Invesco V.I. Comstock Fund - Series I Shares	0.74%	33.36%	11.39%	12.86%
Long-term growth of capital and income.	Invesco V.I. Growth and Income Fund - Series I Shares	0.74%	28.51%	10.22%	12.33%
Capital Appreciation.	Invesco V.I. Main Street Small Cap Fund®- Series I Shares	0.84%	22.55%	13.73%	14.69%
To maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.	JPMorgan Insurance Trust Core Bond Portfolio - Class 1	0.54%[2]	-1.35%	3.58%	2.98%
Maximize long-term total return.	JPMorgan Insurance Trust Global Allocation Portfolio - Class 1	0.94%[2]	9.51%	10.25%	N/A
Maximize income while maintaining prospects for capital appreciation.	JPMorgan Insurance Trust Income Builder Portfolio - Class 1	0.64%[2]	8.51%	6.94%	N/A
Capital growth over the long term.	JPMorgan Insurance Trust Small Cap Core Portfolio - Class 1	0.80%	21.38%	11.77%	14.01%
Capital Appreciation.	LVIP Baron Growth Opportunities Fund - Service Class	1.14%[2]	18.72%	21.55%	16.57%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Reasonable income by investing primarily in income-producing equity securities.	LVIP BlackRock Dividend Value Managed Volatility Fund - Standard Class This fund is available only to existing Cases as of May 2, 2016. Consult your registered representative.	0.64%[2]	23.07%	9.61%	9.20%
High total investment return.	LVIP BlackRock Global Allocation Fund - Standard Class This fund will be available on or about June 3, 2022. Consult your registered representative.	0.73%[2]	7.55%	N/A	N/A
Total return through a combination of current income and long-term capital appreciation.	LVIP BlackRock Global Real Estate Fund - Standard Class	0.79%[2]	28.02%	9.71%	8.83%
To maximize real return, consistent with preservation of real capital and prudent investment management.	LVIP BlackRock Inflation Protected Bond Fund - Standard Class	0.48%	4.67%	3.64%	1.93%
Long-term growth of capital in a manner consistent with the preservation of capital.	LVIP Blended Large Cap Growth Managed Volatility Fund - Standard Class This fund is available only to existing Cases as of May 2, 2016. Consult your registered representative.	0.68%[2]	30.86%	18.59%	13.70%
Capital Appreciation.	LVIP Blended Mid Cap Managed Volatility Fund - Standard Class This fund is available only to existing Cases as of May 2, 2016. Consult your registered representative.	0.71%[2]	13.29%	17.89%	10.64%
Capital Appreciation.	LVIP ClearBridge Franklin Select Large Cap Managed Volatility Fund - Standard Class	0.68%[2]	22.04%	14.51%	N/A
Maximum current income (yield) consistent with a prudent investment strategy.	LVIP Delaware Bond Fund - Standard Class[3]	0.36%	-1.80%	4.05%	3.33%
Total return.	LVIP Delaware Diversified Floating Rate Fund - Standard Class[3]	0.62%[2]	0.40%	1.82%	1.62%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Maximum long-term total return consistent with reasonable risk.	LVIP Delaware Diversified Income Fund - Standard Class[3]	0.54%[2]	-1.30%	4.50%	3.59%
Total return and, as a secondary objective, high current income.	LVIP Delaware High Yield Fund - Standard Class[3]	0.74%[2]	4.92%	6.11%	6.20%
Maximum total return, consistent with reasonable risk.	LVIP Delaware Limited-Term Diversified Income Fund - Standard Class[3]	0.53%	-0.67%	2.23%	1.74%
To maximize long-term capital appreciation.	LVIP Delaware Mid Cap Value Fund - Standard Class[3]	0.41%	31.91%	11.66%	13.24%
Maximum long-term total return, with capital appreciation as a secondary objective.	LVIP Delaware REIT Fund - Standard Class[3]	0.82%	43.07%	8.89%	10.03%
Long-term capital appreciation.	LVIP Delaware SMID Cap Core Fund - Standard Class[3]	0.80%	23.18%	13.09%	13.30%
To maximize long-term capital appreciation.	LVIP Delaware Social Awareness Fund - Standard Class[3]	0.43%	26.43%	18.03%	15.90%
Long-term capital appreciation.	LVIP Delaware U.S. Growth Fund - Standard Class[3]	0.72%	18.10%	21.93%	16.88%
Long-term capital appreciation.	LVIP Delaware Value Fund - Standard Class[3]	0.69%	22.42%	10.30%	12.54%
To provide a responsible level of income and the potential for capital appreciation.	LVIP Delaware Wealth Builder Fund - Standard Class[3] This fund is available only to existing Cases as of May 18, 2009. Consult your registered representative.	0.72%[2]	11.78%	7.81%	7.99%
Long-term capital appreciation. A fund of funds.	LVIP Dimensional International Equity Managed Volatility Fund - Standard Class	0.76%	15.37%	5.95%	5.16%
Long-term capital appreciation.	LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	0.38%[2]	27.55%	16.70%	15.49%
Long-term capital appreciation.	LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class	0.48%	27.77%	15.21%	N/A

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Long-term capital appreciation. A fund of funds.	LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class This fund is available only to existing Cases as of May 2, 2016. Consult your registered representative.	0.60%[2]	27.69%	14.11%	12.17%
Long-term capital growth.	LVIP Franklin Templeton Global Equity Managed Volatility Fund - Standard Class	0.71%[2]	17.32%	10.46%	8.24%
Long-term growth of capital.	LVIP Franklin Templeton Multi-Asset Opportunities Fund - Standard Class This fund will merge into the LVIP BlackRock Global Allocation Fund on or about June 17, 2022. Consult your registered representative.	0.84%[2]	11.25%	9.99%	N/A
A high level of current income with some consideration given to growth of capital. A fund of funds.	LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	0.73%[2]	7.63%	6.95%	6.25%
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP Global Growth Allocation Managed Risk Fund - Standard Class	0.70%[2]	12.77%	8.42%	6.84%
Current income consistent with the preservation of capital.	LVIP Global Income Fund - Standard Class	0.65%[2]	-5.09%	2.98%	1.98%
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP Global Moderate Allocation Managed Risk Fund - Standard Class	0.71%[2]	10.82%	7.89%	6.53%
Current income while (i) maintaining a stable value of your shares (providing stability of net asset value) and (ii) preserving the value of your initial investment (preservation of capital).	LVIP Government Money Market Fund - Standard Class	0.42%	0.02%	0.78%	0.40%
A high level of current income; capital appreciation is the secondary objective.	LVIP JPMorgan High Yield Fund - Standard Class	0.66%[2]	6.43%	5.66%	6.08%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Current income and some capital appreciation. A fund of funds.	LVIP JPMorgan Retirement Income Fund - Standard Class	0.69%[2]	5.87%	6.94%	6.29%
Long-term capital appreciation.	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund - Standard Class This fund is available only to existing Cases as of May 2, 2016. Consult your registered representative.	0.76%[2]	29.08%	9.11%	9.13%
To provide investment results over a full market cycle that, before fees and expenses, are superior to an index that tracks global equities.	LVIP Loomis Sayles Global Growth Fund - Standard Class	0.77%	6.12%	N/A	N/A
Long-term capital appreciation.	LVIP MFS International Growth Fund - Standard Class	0.78%[2]	11.24%	14.48%	10.06%
Capital Appreciation.	LVIP MFS Value Fund - Standard Class	0.62%[2]	25.46%	12.32%	13.49%
Long-term capital appreciation as measured by the change in the value of fund shares over a period of three years or longer.	LVIP Mondrian International Value Fund - Standard Class	0.74%[2]	11.26%	6.07%	5.75%
Long-term growth of capital. A fund of funds.	LVIP Multi-Manager Global Equity Managed Volatility Fund - Standard Class This fund is available only to existing Cases as of May 2, 2016. Consult your registered representative.	0.78%[2]	15.90%	12.15%	N/A
To seek a high level of current income consistent with preservation of capital.	LVIP PIMCO Low Duration Bond Fund - Standard Class	0.50%[2]	-0.64%	1.92%	N/A
To match as closely as practicable, before fees and expenses, the performance of the Barclays Capital U.S. Aggregate Index.	LVIP SSGA Bond Index Fund - Standard Class	0.36%[2]	-1.98%	3.24%	2.55%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
A high level of current income, with some consideration given to growth of capital. A fund of funds.	LVIP SSGA Conservative Index Allocation Fund - Standard Class	0.51%[2]	6.37%	7.73%	6.30%
A high level of current income, with some consideration given to growth of capital. A fund of funds.	LVIP SSGA Conservative Structured Allocation Fund - Standard Class	0.57%	7.43%	6.89%	6.00%
To maximize long-term capital appreciation.	LVIP SSGA Developed International 150 Fund - Standard Class	0.39%[2]	13.16%	5.58%	6.63%
To maximize long-term capital appreciation.	LVIP SSGA Emerging Markets 100 Fund - Standard Class	0.47%[2]	8.79%	5.47%	2.83%
A balance between current income and growth of capital, with a greater emphasis on growth of capital.	LVIP SSGA Emerging Markets Equity Index Fund - Standard Class	0.50%[2]	-3.30%	N/A	N/A
Long-term growth of capital. A fund of funds.	LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class This fund is available only to existing Cases as of May 2, 2016. Consult your registered representative.	0.55%[2]	12.58%	8.01%	6.30%
To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.	LVIP SSGA International Index Fund - Standard Class	0.37%[2]	11.06%	9.40%	7.72%
Capital Appreciation. A fund of funds.	LVIP SSGA International Managed Volatility Fund - Standard Class This fund is available only to existing Cases as of November 7, 2016. Consult your registered representative.	0.60%[2]	10.76%	7.29%	N/A
To maximize long-term capital appreciation.	LVIP SSGA Large Cap 100 Fund - Standard Class	0.35%[2]	31.88%	12.79%	14.17%
Seek to approximate as closely as practicable, before fees and expenses, the performance of a broad market index that emphasizes stocks of mid-sized U.S. companies.	LVIP SSGA Mid-Cap Index Fund - Standard Class	0.34%[2]	24.37%	12.71%	N/A

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP SSGA Moderate Index Allocation Fund - Standard Class	0.50%	10.39%	9.79%	8.20%
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP SSGA Moderate Structured Allocation Fund - Standard Class	0.53%	12.15%	8.58%	7.76%
A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class	0.50%	11.37%	10.53%	8.87%
A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP SSGA Moderately Aggressive Structured Allocation Fund - Standard Class	0.56%	13.68%	9.00%	8.28%
To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.	LVIP SSGA S&P 500 Index Fund - Standard Class[4]	0.23%	28.42%	18.18%	16.27%
To provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short-term U.S. corporate bond market.	LVIP SSGA Short-Term Bond Index Fund - Standard Class	0.36%[2]	-0.52%	N/A	N/A
To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.	LVIP SSGA Small-Cap Index Fund - Standard Class	0.38%[2]	14.56%	11.56%	12.77%
To maximize long-term capital appreciation.	LVIP SSGA Small-Mid Cap 200 Fund - Standard Class	0.38%[2]	33.66%	9.33%	11.70%
The highest total return over time consistent with an emphasis on both capital growth and income. A fund of funds.	LVIP T. Rowe Price 2010 Fund - Standard Class This fund will merge into the LVIP JPMorgan Retirement Income Fund on or about June 10, 2022. Consult your registered representative.	0.69%[2]	8.61%	8.19%	6.55%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
The highest total return over time consistent with an emphasis on both capital growth and income. A fund of funds.	LVIP T. Rowe Price 2020 Fund - Standard Class	0.67%[2]	10.23%	9.45%	7.27%
The highest total return over time consistent with an emphasis on both capital growth and income. A fund of funds.	LVIP T. Rowe Price 2030 Fund - Standard Class	0.69%[2]	13.60%	10.89%	8.03%
The highest total return over time consistent with an emphasis on both capital growth and income. A fund of funds.	LVIP T. Rowe Price 2040 Fund - Standard Class	0.71%[2]	16.93%	12.17%	8.71%
The highest total return over time consistent with an emphasis on both capital growth and income. A fund of funds.	LVIP T. Rowe Price 2050 Fund - Standard Class	0.72%[2]	18.01%	13.10%	9.22%
The highest total return over time consistent with an emphasis on both capital growth and income. A fund of funds.	LVIP T. Rowe Price 2060 Fund - Standard Class	0.73%[2]	18.69%	N/A	N/A
Long-term capital growth.	LVIP T. Rowe Price Growth Stock Fund - Standard Class	0.66%[2]	20.47%	23.29%	19.05%
To maximize capital appreciation.	LVIP T. Rowe Price Structured Mid-Cap Growth Fund - Standard Class	0.71%[2]	13.84%	20.02%	16.95%
High level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class	0.78%[2]	15.37%	10.02%	N/A
Total return consistent with the preservation of capital. A fund of funds.	LVIP Vanguard Bond Allocation Fund - Standard Class	0.37%	-1.29%	2.88%	2.22%
Long-term capital appreciation. A fund of funds.	LVIP Vanguard Domestic Equity ETF Fund - Standard Class	0.31%[2]	25.74%	17.53%	15.51%
Long-term capital appreciation. A fund of funds.	LVIP Vanguard International Equity ETF Fund - Standard Class	0.33%[2]	8.16%	9.91%	7.75%
Capital growth.	LVIP Wellington Capital Growth Fund - Standard Class	0.70%[2]	17.12%	26.67%	20.48%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
Long-term capital appreciation.	LVIP Wellington SMID Cap Value Fund - Standard Class	0.78%[2]	28.20%	10.56%	12.74%
Maximize total return.	LVIP Western Asset Core Bond Fund - Standard Class	0.50%	-1.72%	4.13%	N/A
Capital Appreciation.	MFS® VIT Growth Series - Initial Class	0.71%[2]	23.53%	24.87%	19.33%
Capital appreciation.	MFS® VIT II Technology Portfolio - Initial Class	0.87%[2]	13.68%	26.30%	20.83%
Capital appreciation.	MFS® VIT III Mid Cap Value Portfolio - Initial Class	0.79%[2]	30.99%	12.42%	13.59%
Capital Appreciation.	MFS® VIT Mid Cap Growth Series - Initial Class	0.80%[2]	14.11%	22.66%	18.20%
Capital Appreciation.	MFS® VIT New Discovery Series - Initial Class	0.87%[2]	1.80%	21.30%	16.15%
Total return with an emphasis on current income.	MFS® VIT Total Return Bond Series - Initial Class	0.53%[2]	-0.81%	4.14%	3.65%
Total return.	MFS® VIT Total Return Series - Initial Class	0.61%[2]	14.12%	9.84%	9.59%
Total return.	MFS® VIT Utilities Series - Initial Class	0.78%[2]	14.09%	11.89%	9.93%
Growth of capital.	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio - I Class	1.00%	32.80%	8.35%	11.10%
Maximum real return, consistent with prudent investment management.	PIMCO VIT CommodityRealReturn® Strategy Portfolio - Administrative Class	0.93%[2]	33.34%	5.72%	-1.86%
To seek maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged) - Administrative Class	0.92%	-4.16%	3.11%	1.54%
Growth of capital.	PIMCO VIT Real Return Portfolio - Administrative Class	0.67%	5.59%	5.33%	3.05%
Maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO VIT Total Return Portfolio - Administrative Class	0.65%	-1.27%	3.94%	3.44%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2021)
			1 year	5 year	10 year
To seek positive total return.	Putnam VT Multi-Asset Absolute Return Fund - Class IA	0.95%[2]	1.06%	-0.31%	1.21%
To provide a high level of dividend income and long-term growth of capital primarily through investments in stocks.	T. Rowe Price Equity Income Portfolio	0.74%[2]	25.55%	11.01%	11.81%
High current income consistent with preservation of capital; capital appreciation is a secondary objective.	Templeton Global Bond VIP Fund - Class 1	0.51%[2]	-4.62%	-0.68%	1.39%
Capital Appreciation. A fund of funds.	TOPS® Aggressive Growth ETF Portfolio – Class 2 Shares advised by Valmark Advisers, Inc.	0.55%	19.31%	12.65%	11.47%
Income and capital appreciation. A fund of funds.	TOPS® Balanced ETF Portfolio – Class 2 Shares advised by Valmark Advisers, Inc.	0.56%	9.62%	7.60%	6.72%
Preserve capital and provide moderate income and moderate capital appreciation. A fund of funds.	TOPS® Conservative ETF Portfolio – Class 2 Shares advised by Valmark Advisers, Inc.	0.58%	6.45%	5.76%	4.90%
Capital Appreciation. A fund of funds.	TOPS® Growth ETF Portfolio – Class 2 Shares advised by Valmark Advisers, Inc.	0.55%	16.52%	11.31%	10.13%
Capital Appreciation. A fund of funds.	TOPS® Moderate Growth ETF Portfolio – Class 2 Shares advised by Valmark Advisers, Inc.	0.55%	12.82%	9.53%	8.50%
[1]	The name of the adviser or sub-adviser is not listed if the name is incorporated into the name of the Underlying Fund or the fund company.
[2]	This fund is subject to an expense reimbursement or a fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund prospectus for additional information.
[3]	Investments in Delaware VIP Series, Delaware Funds, Ivy Variable Insurance Portfolios, Ivy Funds, LVIP Delaware Funds or Lincoln Life accounts managed by Macquarie Investment Management Advisers, a series of Macquarie Investments Management Business Trust, are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46008 583 542 and its holding companies, including their subsidiaries or related companies, and are subject to investment risk, including possible delays in prepayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the series or funds or accounts, the repayment of capital from the series or funds or account, or any particular rate of return.
[4]	The Index to which this fund is managed is a product of S&P Dow Jones Indices LLC (“SPDJI”) and has been licensed for use by one or more of the portfolio’s service providers (licensee). Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (S&P); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the licensees. S&P®, S&P GSCI® and the Index are trademarks of S&P and have been licensed for use by SPDJI and its affiliates and sublicensed for certain purposes by the licensee. The Index is not owned, endorsed, or approved by or associated with any additional third party. The licensee’s products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S& P, their respective affiliates, or their third party licensors, and none of these parties or their respective affiliates or third party licensors make any representation regarding the advisability of investing in such products, nor do they have any liability for any errors, omissions, or interruptions of the Index.

This updating summary prospectus incorporated by reference the prospectus and Statement of Additional Information (SAI) for the policy, both dated May 1, 2022, as may be amended or supplemented from time to time. The SAI may be obtained, free of charge, in the same manner as the prospectus.
SEC File Nos. 333-141769; 811-09257
EDGAR Contract Identifier C000065067